Long-Term Debt - Additional Information - Term Loans (Detail) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Euro-denominated Term Loans due through 2023 [Member] USD ($) Term_loan	Dec. 31, 2014 Euro-denominated Term Loans due through 2023 [Member] EUR (€) Term_loan	Dec. 31, 2013 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2013 Euro-denominated Term Loans due through 2023 [Member] EUR (€)	Dec. 31, 2014 Euro-denominated Term Loans due through 2023 [Member] One-month EURIBOR [Member]	Dec. 31, 2013 Euro-denominated Term Loans due through 2023 [Member] One-month EURIBOR [Member]
Debt Instrument [Line Items]
Number of debt instruments			2	2
Reference rate on variable rate of the debt instrument			EURIBOR	EURIBOR
Long-term Debt	$ 6,736,498	$ 6,109,470	$ 284,993	€ 235,600	$ 340,221	€ 247,600
Debt instrument variable interest rate			0.60%	0.60%	2.25%	2.25%
Debt instrument interest							0.02%	0.20%
Debt instrument collateral, description			Collateralized by first-priority mortgages on two of the Company's vessels, together with certain other security, and are guaranteed by a subsidiary of Teekay.	Collateralized by first-priority mortgages on two of the Company's vessels, together with certain other security, and are guaranteed by a subsidiary of Teekay.